UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2003

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  April 14, 2003

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total: $510,573

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AHT CORPORATION                COM              00130R103        0 75000.0000SH      SOLE                                 75000.0000
ALLEGHANY CORP DEL             COM              017175100     9110 55631.8200SH      SOLE               22974.4800        32657.3400
ALLSTAR INNS INC COM           COM              019889104        0 17900.0000SH      SOLE                                 17900.0000
AMERCO COM                     COM              023586100      287 71050.0000SH      SOLE                                 71050.0000
AMERICAN EXPRESS CO            COM              025816109      349 10503.0000SH      SOLE                                 10503.0000
BERKSHIRE HATHAWAY CL A        COM              084670108   127409 1997.0000SH       SOLE                 132.0000         1865.0000
BERKSHIRE HATHAWAY CL B        COM              084670207    72761 34048.0000SH      SOLE                7970.0000        26078.0000
CITIBANK WEST FSB-SCLP         COM              17306J202       12 12006.0000SH      SOLE                                 12006.0000
CITIGROUP                      COM              172967101      485 14066.0000SH      SOLE                                 14066.0000
COAST SAVINGS LITIGATION RTS   COM              19034q110        8 156200.0000SH     SOLE                                 156200.00
COCA COLA CO                   COM              191216100     1620 40030.0000SH      SOLE                                 40030.0000
DOVER MOTORSPORTS INC COM      COM              260174107      186 58600.0000SH      SOLE               58600.0000
ELAN PLC ADR                   COM              284131208       28 10000.0000SH      SOLE                                 10000.0000
ETHAN ALLEN INTERIORS COM      COM              297602104     6628 225200.0000SH     SOLE               87100.0000        138100.00
FEDERAL HOME LN MTG CP         COM              313400301      850 16000.0000SH      SOLE                                 16000.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105      689 409975.0000SH     SOLE               36600.0000        373375.0
GATEWAY INC                    COM              367833100      425 180000.0000SH     SOLE              180000.0000
GENIUS PRODUCTS INC COM NEW    COM              460955107        8 10000.0000SH      SOLE                                 10000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      297 4126.0000SH       SOLE                                  4126.0000
GYRODYNE CO AMER INC COM       COM              403820103      203 12026.0000SH      SOLE                                 12026.0000
HOMEFED CORP                   COM              43739D208     3826 2813363.0000SH    SOLE             1991726.0000        821637.00
HOUSEHOLD INTERNATIONAL        COM              441815107    15952 564063.0000SH     SOLE               60000.0000        504063.0
HVIDE MARINE INC CL A          COM              448515106        0 10000.0000SH      SOLE                                 10000.0000
INTEL CORP                     COM              458140100      343 21064.0000SH      SOLE                                 21064.0000
LEUCADIA NATL                  COM              527288104    70690 1977904.0000SH    SOLE              324400.0000        1653504.00
LUCENT TECHNOLOGIES INC        COM              549463107       29 20000.0000SH      SOLE                                 20000.0000
MARKEL CORP                    COM              570535104    52301 233798.0000SH     SOLE               16169.0000        217629.00
MERCK & CO INC COM             COM              589331107     1184 21611.0000SH      SOLE                                 21611.0000
MERCURY GENL CORP NEW          COM              589400100    42887 1130082.0000SH    SOLE               91000.0000        1039082.00
MERITOR SVGS BK PA COM         COM              590007100      113 43645.0000SH      SOLE                                 43645.0000
MICRON TECHNOLOGY INC          COM              595112103      163 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      330 8610.0000SH       SOLE                                  8610.0000
NIC INC                        COM              62914B100       88 50500.0000SH      SOLE                                 50500.0000
PFIZER INC COM                 COM              717081103      257 8251.0000SH       SOLE                                  8251.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    16140 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101       75 37500.0000SH      SOLE                                 37500.0000
U S G CORP COM NEW             COM              903293405     1682 404300.0000SH     SOLE                                 404300.00
WELLS FARGO & CO               COM              949746101     6058 134660.0000SH     SOLE                                 134660.00
WELLSFORD REAL PPTYS COM       COM              950240101      177 12171.0000SH      SOLE                                 12171.0000
WESCO FINL CORP COM            COM              950817106      507 1702.0000SH       SOLE                                  1702.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107     5440 16000.0000SH      SOLE                8500.0000         7500.0000
WHITE MTNS INS GROUP LTD (REST COM              G9618E107    25500 75000.0000SH      SOLE               75000.0000
WILTEL COMMUNICATIONS COM      COM              972487102    28763 2282739.0001SH    SOLE             2282739.0001
JZ EQUITY PARTNERS PLC ORD     COM              g8309p108     4808 3195000.0000SH    SOLE             2015000.0000        1180000.00
HOUSEHOLD CAP TR               PFD              44180s207      798    28800 SH       SOLE                                      28800
GLADSTONE CAPITAL CORP COM                      376535100    10401 642827.000SH      SOLE               233927.000        408900.000
CITIGROUP INC LITIGATION WT EX WT               172967127      708   745400 SH       SOLE                   739400              6000
TOKHEIM CORP SER C WT EXP 1020 WT               889073136        0    60000 SH       SOLE                                      60000
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